S000028810 [Member] Expense Example, No Redemption - Nuveen High Yield Income Fund	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 574
Expense Example, No Redemption, 3 Years	795
Expense Example, No Redemption, 5 Years	1,037
Expense Example, No Redemption, 10 Years	1,731
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	180
Expense Example, No Redemption, 3 Years	568
Expense Example, No Redemption, 5 Years	985
Expense Example, No Redemption, 10 Years	2,149
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	79
Expense Example, No Redemption, 3 Years	257
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	1,027
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	62
Expense Example, No Redemption, 3 Years	206
Expense Example, No Redemption, 5 Years	368
Expense Example, No Redemption, 10 Years	$ 836